Short and long-term documents: (Tables)	12 Months Ended
Dec. 31, 2025
Short and long-term documents:
Schedule of long-term debt

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

Quoted yield	6.75%

At December 31, 2024 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(3,961)	Ps.	6,601,077	Ps.	(224,914)	Ps.	(82,332)	Ps.	386,998	Ps.	5,906,833	Ps.	6,662,935
Bond	200,000	2,733		4,157,240		—		56,816		56,816		4,157,240		4,053,056
	$600,000	$(1,288)	Ps.	10,758,317	Ps.	(224,914)	Ps.	(25,516)	Ps.	443,814	Ps.	10,064,073	Ps.	10,715,991

At December 31, 2025 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(3,144)	Ps.	5,540,143	Ps.	(263,130)	Ps.	(56,592)	Ps.	356,291	Ps.	4,864,130	Ps.	5,568,220
Bond	200,000	2,733		3,600,240		—		49,203		49,203		3,600,240		3,575,920
	$600,000	$(411)	Ps.	9,140,383	Ps.	(263,130)	Ps.	(7,389)	Ps.	405,494	Ps.	8,464,370	Ps.	9,144,140